UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22082

Name of Fund: BlackRock EcoSolutions Investment Trust (BQR)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock EcoSolutions Investment Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2008

Date of reporting period: 05/01/2008 – 07/31/2008

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2008 (Unaudited)	BlackRock EcoSolutions Investment Trust (BQR) (Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Agriculture—5.3%
160,000	ABB Grain Ltd.	$1,198,089
100,000	Agria Corp. (ADR)(a)	445,000
58,000	Archer Daniels Midland Co.(b)	1,660,540
324,200	BrasilAgro - Companhia Brasileira de Propriedades Agricolas(a)	2,463,117
28,400	Bunge Ltd.	2,809,328
75,000	Cresud S.A. (ADR)	997,500
500,000	IOI Corp. Bhd	877,857
95,400	SLC Agricola S.A.	1,650,603

		12,102,034

	Auto Parts & Equipment—0.4%
33,000	Johnson Controls, Inc.(b)	995,280

	Biotechnolgy—0.5%
13,500	Novozymes A/S	1,268,217

	Building Materials—0.1%
23,600	Kingspan Group Plc	231,039

	Chemicals—24.4%
22,450	Agrium, Inc.	1,975,600
20,250	CF Industries Holdings, Inc.	3,310,065
20,000	Incitec Pivot Ltd.	3,056,735
117,000	Israel Chemicals Ltd.	2,165,323
97,200	Johnson Matthey Plc	3,200,445
38,160	K+S AG	4,692,622
175,000	Makhteshim-Agan Industries Ltd.	1,512,790
51,700	Monsanto Co.	6,157,987
52,950	Mosaic Co. (The)	6,735,770
100,700	Nufarm Ltd.	1,590,774
33,500	Potash Corp. of Saskatchewan	6,843,045
4,611,000	Sinofert Holdings Ltd.	3,308,738
7,720	Syngenta AG	2,247,178
207,900	Umicore	9,329,075

		56,126,147

	Commercial Services—0.4%
28,900	Quanta Services, Inc.(b)	892,432

	Electric—3.6%
39,200	FPL Group, Inc.(b)	2,529,576
543,000	Hera S.p.A.	1,909,980
188,800	Iberdrola S.A.	2,564,672
24,500	Ormat Technologies, Inc.(b)	1,176,490
10	Suez S.A.	598

		8,181,316

	Electrical Components & Equipment—7.4%
58,500	American Superconductor Corp.(c)	2,310,165
83,800	Gamesa Corp. Tecnologica S.A.	3,984,333
16,600	General Cable Corp.(a)(b)	956,658
20,600	Nordex AG(a)	674,217
69,900	Vestas Wind Systems A/S(a)	9,116,138

		17,041,511

	Electronics—3.8%
55,700	Itron, Inc.(a)(b)	5,142,781
46,560	Trimble Navigation Ltd.(a)	1,545,792
73,100	Watts Water Technologies, Inc.(c)	2,159,374

		8,847,947

	Energy-Alternate Sources—6.5%
360,099	D1 Oils Plc(a)	188,376
7,300	First Solar, Inc.(a)(b)	2,081,303
300,000	Iberdrola Renovables S.A.(a)	1,979,305
31,400	Q-Cells AG(a)	3,042,178
52,700	Renewable Energy Corp. AS(a)	1,526,288
82,500	Solarworld AG	3,845,352
20,000	SunPower Corp., Class A(a)	1,575,400
21,200	Suntech Power Holdings Co. Ltd. (ADR)(a)(b)	709,352

		14,947,554

	Engineering & Construction—1.6%
5,750	Acciona S.A.	1,208,325
13,500	Layne Christensen Co.(a)	616,545

Shares	Common Stocks	Value

	Engineering & Construction— (cont’d)
33,900	Shaw Group, Inc. (The)(a)(b)	$1,959,420

		3,784,290

	Environmental Control—6.0%
4,822,000	China Water Affairs Group Ltd.(a)	1,228,756
72,000	Christ Water Technology AG(a)	950,813
838,000	Hyflux Ltd.	1,664,105
88,200	Kurita Water Industries Ltd.	2,802,814
88,300	Nalco Holding Co.	2,075,050
500,000	Rentech, Inc.(a)(c)	950,000
117,600	Tetra Tech, Inc.(a)	3,378,648
2,420,000	Tianjin Capital Environmental Protection	644,084

		13,694,270

	Food—2.4%
133,200	Cosan Ltd.(a)	1,746,252
82,200	Orkla ASA	1,041,202
132,000	Sao Martinho S.A.(a)	2,149,856
90,000	SunOpta, Inc.(a)(c)	477,900

		5,415,210

	Forest Products & Paper—3.9%
30,000	Aracruz Celulose S.A. (ADR)	2,085,000
77,250	Plum Creek Timber Co., Inc. (REIT)	3,763,620
20,000	Precious Woods Holding AG(a)	1,733,445
28,000	Rayonier, Inc. (REIT)	1,308,160

		8,890,225

	Gas—1.4%
52,395	GDF Suez	3,279,039

	Investment Company—0.8%
47,500	Climate Exchange Plc(a)	1,855,314

	Machinery—3.7%
64,050	AGCO Corp.	3,833,393
49,000	CNH Global N.V.	1,811,530
30,000	Deere & Co.	2,104,800
20,500	IDEX Corp.	775,515

		8,525,238

	Metal Fabricate/Hardware—0.8%
203,900	Mueller Water Products, Inc.	1,784,125

	Miscellaneous Manufacturing—1.5%
66,500	Pentair, Inc.	2,302,230
17,100	Roper Industries, Inc.	1,046,178

		3,348,408

	Oil & Gas—1.1%
12,500	Cheniere Energy, Inc.(a)(c)	37,875
33,500	Sasol Ltd.	1,786,336
13,400	Sasol Ltd. (ADR)	709,396

		2,533,607

	Semiconductors—0.4%
19,000	MEMC Electronic Materials, Inc.(a)(b)	877,990

	Transportation—0.5%
88,000	All America Latina Logistica S.A.	1,147,264

	Water—13.1%
57,500	American States Water Co.	2,076,900
62,400	American Water Works Co., Inc.	1,201,200
150,100	Aqua America, Inc.	2,379,085
39,400	Artesian Resources Corp., Class A	669,406
90,700	Athens Water Supply & Sewage Co.S.A. (The)	1,393,096
58,300	California Water Service Group	2,141,942
54,000	Cia de Saneamento Basico do Estado de Sao Paulo	1,349,741
107,000	Cia de Saneamento de Minas Gerais-COPASA	1,979,736
1,500,000	Inversiones Aguas Metropolitanas S.A.	1,636,093
5,610,000	Manila Water Co., Inc.	2,154,207
430,900	Northumbrian Water Group Plc	2,629,283
215,200	Pennon Group Plc	2,718,920
113,500	Severn Trent Plc	2,978,792
59,200	Southwest Water Co.	638,768
91,181	United Utilities Group Plc	1,250,769
118,000	United Utilities Group Plc, B Shares(a)	397,621

Schedule of Investments July 31, 2008 (Unaudited) (continued)	BlackRock EcoSolutions Investment Trust (BQR) (Percentages shown are based on Net Assets)

Shares	Common Stocks	Value

	Water— (cont’d)
50,100	Veolia Environnement	$2,658,728

		30,254,287

	Total Common Stocks—89.6%	206,022,744

Rights

Forest Products & Paper—0.2%
54,900	Suez Environnement S.A.	394,779

	Warrants

	Forest Products & Paper—0.0%
20,000	Precious Woods Holding AG(a)	20,432

	Total Long-Term Investments (Cost—$212,016,968)—89.8%	206,437,955

	Short-Term Securities

	Money Market Funds—8.0%
7,236,550	BlackRock Liquidity Series, LLC Money Market Series(d)(e)(f)	7,236,550
11,254,734	Fidelity Institutional Money Market Prime Portfolio(d)	11,254,734

	Total Money Market Funds	18,491,284

Principal Amount

	U.S. Government and Agency Discount Notes—1.9%
$4,300,000	Federal Home Loan Bank Discount Notes, 1.82%, 08/01/08(g)	4,300,000

	Total Short-Term Securities (Cost $22,791,284)—9.9%	22,791,284

Contracts	Options Purchased

	Outstanding Call Options Purchased—2.2%
45,000	All America Latina Logistica S.A., strike price $0.000001, expires 08/25/08	600,651
201,000	BrasilAgro - Companhia Brasileira de Propriedades Agricolas, strike price $0.00001, expires 08/25/08	1,529,047
27,000	Cia de Saneamento Basico do Estado de Sao Paulo, strike price $42.41, expires 08/25/08	675,302
53,000	Cia de Saneamento de Minas Gerias-COPASA, strike price $0.000001, expires 08/25/08	992,711
32	K+S AG, strike price 95 EUR, expires 08/15/08	3,891
53,000	Sao Martinho S.A., strike price $0.00001, expires 08/25/08	897,846
24,600	SLC Agricola S.A., strike price $0.000001, expires 08/25/08	426,328

	Total Outstanding Options Purchased (Cost $5,234,293)—2.2%	5,125,776

	Total Investments Before Outstanding Options Written (Cost $240,042,545*)—101.9%	234,355,015

	Options Written

	Outstanding Call Options Written—(1.0)%
(53,000)	ABB Grain Ltd., strike price 8.01 AUD, expires 08/27/08	(20,078)
(22)	AGCO Corp., strike price $50, expires 08/18/08	(21,890)
(190)	AGCO Corp., strike price $60, expires 08/19/08	(44,650)
(47)	Agrium, Inc., strike price $110, expires 08/18/08	(1,410)
(10)	Agrium, Inc., strike price $115, expires 10/20/08	(2,125)
(45,000)	All America Latina Logistica S.A., strike price $21.66, expires 08/25/08	(21,600)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(100)	American Superconductor Corp., strike price $35, expires 08/18/08	$(55,500)
(180)	American Superconductor Corp., strike price $40, expires 09/22/08	(76,500)
(25,000)	Aqua America, Inc., strike price $18.02, expires 08/04/08	—
(75)	Aracruz Celulose S.A. (ADR), strike price $75, expires 09/22/08	(14,625)
(30)	Aracruz Celulose S.A. (ADR), strike price $85, expires 08/18/08	(900)
(190)	Archer Daniels Midland Co., strike price $35, expires 09/22/08	(6,175)
(30,000)	Athens Water Supply & Sewage Co. S.A. (The), strike price 9.46 EUR, expires 08/13/08	(24,478)
(201,000)	BrasilAgro - Companhia Brasileira de Propriedades Agricolas, strike price $13.66, expires 08/25/08	(13,949)
(140)	Bunge Ltd., strike price $107.50, expires 09/16/08	(39,987)
(19,300)	California Water Service Group, strike price $41, expires 09/29/08	(13,703)
(100)	CF Industries Holdings, Inc., strike price $160, expires 09/22/08	(167,500)
(50)	CF Industries Holdings, Inc., strike price $165, expires 08/18/08	(36,750)
(27,000)	Cia de Saneamento Basico do Estado de Sao Paulo, strike price $43.05, expires 08/25/08	(5,727)
(53,000)	Cia Saneamento de Minas Gerias-COPASA, strike price $31.15, expires 08/25/08	(11,851)
(10,000)	Climate Exchange Plc, strike price 17.58 GBP, expires 08/20/08	(45,008)
(6,000)	Climate Exchange Plc, strike price 17.91 GBP, expires 08/20/08	(23,691)
(12,000)	CNH Global N.V., strike price $42, expires 09/19/08	(10,583)
(4,500)	CNH Global N.V., strike price $42.01, expires 09/19/08	(3,959)
(20,000)	Cosan Ltd., strike price $13.50, expires 08/15/08	(8,058)
(22,000)	Cosan Ltd., strike price $14.50, expires 08/04/08	(238)
(100)	Deere & Co., strike price $80, expires 08/18/08	(2,250)
(15)	First Solar, Inc., strike price $320, expires 08/18/08	(4,200)
(10)	First Solar, Inc., strike price $320, expires 09/22/08	(11,350)
(130)	FPL Group, Inc., strike price $70, expires 08/18/08	(1,300)
(28,000)	Gamesa Corp. Tecnologica S.A., strike price 31.25 EUR, expires 08/13/08	(27,475)
(60)	General Cable Corp., strike price $65, expires 09/22/08	(8,250)
(276,000)	Hyflux Ltd., strike price 2.92 SGD, expires 09/10/08	(12,816)
(100,000)	Iberdrola Renovables S.A., strike price 4.46 EUR, expires 09/04/08	(11,270)
(63,000)	Iberdrola S.A., strike price 9.57 EUR, expires 08/20/08	(5,038)
(25)	IDEX Corp., strike price $40, expires 10/20/08	(3,437)
(6,000)	IDEX Corp., strike price $40.75, expires 08/22/08	(1,138)
(6,600)	Incitec Pivot Ltd., strike price 182.13 AUD, expires 08/27/08	(18,719)
(40,000)	Israel Chemicals Ltd., strike price 62.42 ILS, expires 08/25/08	(52,179)

Schedule of Investments July 31, 2008 (Unaudited) (continued)	BlackRock EcoSolutions Investment Trust (BQR) (Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Outstanding Call Options Written— (cont’d)
(185)	Itron, Inc., strike price $100, expires 08/18/08	$(12,025)
(50)	Itron, Inc., strike price $110, expires 08/18/08	(750)
(10,000)	Johnson Controls, Inc., strike price $35, expires 09/22/08	(3,455)
(13,000)	Johnson Matthey Plc, strike price 17.25 GBP, expires 08/26/08	(8,942)
(19,000)	Johnson Matthey Plc, strike price 19.45 GBP, expires 08/20/08	(402)
(12,600)	K+S AG, strike price 66.49 EUR, expires 08/25/08	(269,674)
(2,000)	K+S AG, strike price 95.53 EUR, expires 08/07/08	(20)
(10,600)	K+S AG, strike price 96.25 EUR, expires 08/15/08	(5,305)
(7,800)	Kingspan Group Plc, strike price 5.89 EUR, expires 08/13/08	(5,099)
(30,000)	Kurita Water Industries Ltd., strike price 3,988.43 JPY, expires 09/10/08	(2,652)
(20)	Layne Christensen Co., strike price $50, expires 09/22/08	(3,900)
(20)	Layne Christensen Co., strike price $55, expires 12/22/08	(5,050)
(40,000)	Makhteshim-Agan Industries Ltd., strike price 30 ILS, expires 08/25/08	(13,297)
(1,850,000)	Manila Water Co., Inc., strike price $18.06, expires 08/27/08	(4,070)
(63)	MEMC Electronic Materials, Inc., strike price $65, expires 08/18/08	(315)
(155)	Monsanto Co., strike price $120, expires 09/22/08	(125,550)
(50)	Monsanto Co., strike price $145, expires 10/20/08	(13,625)
(100)	Mosaic Co. (The), strike price $155, expires 08/18/08	(4,000)
(75)	Mosaic Co. (The), strike price $155, expires 09/22/08	(26,625)
(10,000)	Nalco Holding Co., strike price $25.86, expires 08/04/08	(70)
(7,000)	Nordex AG, strike price 23.63 EUR, expires 09/04/08	(9,041)
(142,000)	Northumbrian Water Group Plc, strike price 3.14 GBP, expires 09/12/08	(17,435)
(33,200)	Nufarm Ltd., strike price 15.75 AUD, expires 08/27/08	(39,784)
(80)	Ormat Technologies, Inc., strike price $55, expires 08/18/08	(1,200)
(71,000)	Pennon Group Plc, strike price 633.94 GBP, expires 09/12/08	(37,210)
(9,500)	Pentair, Inc., strike price $36, expires 09/02/08	(7,125)
(150)	Pentair, Inc., strike price $36.50, expires 08/29/08	(6,741)
(200)	Plum Creek Timber Co., Inc. (REIT), strike price $45, expires 08/11/08	(76,642)
(50)	Plum Creek Timber Co., Inc. (REIT), strike price $50, expires 08/18/08	(4,125)
(110)	Potash Corp. of Saskatchewan, strike price $220, expires 09/22/08	(125,400)
(85)	Q-Cells AG, strike price 66 EUR, expires 09/19/08	(58,779)
(15)	Q-Cells AG, strike price 68 EUR, expires 09/19/08	(8,652)
(100)	Quanta Services, Inc., strike price $35, expires 08/18/08	(3,750)
(100)	Rayonier, Inc. (REIT), strike price $45, expires 08/18/08	(25,750)

Contracts	Options Written	value

	Outstanding Call Options Written— (cont’d)
(55)	Roper Industries, Inc., strike price $70, expires 08/18/08	$(825)
(53,000)	Sao Martinho S.A., strike price $27.20, expires 08/25/08	(39,776)
(13,400)	Sasol Ltd. (ADR), strike price $60, expires 08/15/08	(870)
(37,000)	Severn Trent Plc, strike price 14.44 GBP, expires 09/05/08	(6,402)
(60)	Shaw Group, Inc. (The), strike price $70, expires 08/18/08	(600)
(50)	Shaw Group, Inc. (The), strike price $70, expires 10/20/08	(9,125)
(650,000)	Sinofert Holdings Ltd., strike price 6.15 HKD, expires 08/27/08	(12,448)
(870,000)	Sinofert Holdings Ltd., strike price 6.39 HKD, expires 09/10/08	(17,413)
(24,600)	SLC Agricola S.A., strike price $33.60, expires 08/25/08	(1,304)
(18,000)	Suez S.A., strike price 41.25 EUR, expires 08/12/08	(46,108)
(66)	SunPower Corp., Class A, strike price $90, expires 08/18/08	(4,290)
(7,000)	Suntech Power Holdings Co. Ltd. (ADR), strike price $40, expires 08/22/08	(2,817)
(250)	Syngenta AG, strike price 330 CHF, expires 08/15/08	(4,146)
(39,000)	Tetra Tech, Inc., strike price $25.50, expires 08/22/08	(131,823)
(50)	Trimble Navigation Ltd., strike price $35, expires 08/18/08	(2,625)
(10,500)	Trimble Navigation Ltd., strike price $36, expires 08/25/08	(8,889)
(120,000)	Umicore, strike price 35.99 EUR, expires 08/20/08	(3,150)
(39,494)	United Utilities Group Plc, strike price 7 GBP, expires 09/09/08	(16,352)
(23,000)	Vestas Wind Systems A/S, strike price 621.18 DKK, expires 08/13/08	(106,229)
(10,000)	Watts Water Technologies, Inc., strike price $29, expires 09/17/08	(19,437)
(14,200)	Watts Water Technologies, Inc., strike price $31, expires 09/29/08	(13,774)

	Total Outstanding Call Options Written	(2,205,220)

	Outstanding Put Options Written—(0.0)%
(45)	AGCO Corp., strike price $45, expires 08/18/08	(450)
(25)	Agrium, Inc., strike price $75, expires 08/18/08	(2,062)
(75)	Agrium, Inc., strike price $80, expires 08/18/08	(13,313)
(50)	American Superconductor Corp., strike price $30, expires 08/18/08	(1,875)
(100)	American Water Works Co., Inc., strike price $17.50, expires 09/22/08	(3,250)
(100)	Aqua America, Inc., strike price $15, expires 08/18/08	(1,750)
(35)	Aracruz Celulose S.A. (ADR), strike price $65, expires 08/18/08	(3,325)
(50)	Bunge Ltd., strike price $90, expires 08/18/08	(4,125)
(10)	Bunge Ltd., strike price $95, expires 08/18/08	(2,075)
(15)	CF Industries Holdings, Inc., strike price $120, expires 08/18/08	(150)
(35)	Deere & Co., strike price $60, expires 08/18/08	(1,050)
(50)	Deere & Co., strike price $60, expires 09/22/08	(5,500)

Schedule of Investments July 31, 2008 (Unaudited) (continued)	BlackRock EcoSolutions Investment Trust (BQR) (Percentages shown are based on Net Assets)

Contracts	Options Written	Value

	Outstanding Put Options Written— (cont’d)
(5)	First Solar, Inc., strike price $230, expires 08/18/08	$(375)
(25)	FPL Group, Inc., strike price $60, expires 08/18/08	(437)
(50)	Itron, Inc., strike price $85, expires 08/18/08	(5,125)
(50)	MEMC Electronic Materials, Inc., strike price $40, expires 09/22/08	(6,000)
(35)	Monsanto Co., strike price $105, expires 08/18/08	(2,625)
(20)	Mosaic Co. (The), strike price $110, expires 08/18/08	(2,300)
(100)	Nalco Holding Co., strike price $20, expires 08/18/08	(2,500)
(10)	Potash Corp. of Saskatchewan, strike price $180, expires 08/18/08	(1,650)
(11)	Roper Industries, Inc., strike price $55, expires 09/22/08	(1,155)
(40)	Roper Industries, Inc., strike price $60, expires 08/18/08	(5,300)
(25)	Sasol Ltd. (ADR), strike price $45, expires 09/22/08	(2,188)
(25)	Shaw Group, Inc. (The), strike price $50, expires 09/22/08	(3,813)
(25)	Suntech Power Holdings Co. Ltd. (ADR), strike price $30, expires 08/18/08	(1,625)
(70)	Trimble Navigation Ltd., strike price $30, expires 08/18/08	(1,575)

	Total Outstanding Put Options Written	(75,593)

	Total Outstanding Options Written (Premium Received—$3,175,282)—(1.0)%	(2,280,813)

	Total Investments Net of Outstanding Options Written—100.9%	232,074,202
	Liabilities in Excess of Other Assets—(0.9)%	(2,019,374)

	Net Assets—100.0%	$230,054,828

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2008, as computed for federal income tax purposes, were as follows:

Aggregate cost	$240,054,323

Gross unrealized appreciation	$20,735,947
Gross unrealized depreciation	(26,435,255)

Net unrealized depreciation	$(5,699,308)

(a)	Non-income producing security.

(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(c)	Security, or a portion of security, is on loan.

(d)	Represents current yield as of report date.

(e)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Interest Income

BlackRock Liquidity Series, LLC Money Market Series	7,236,550	$53,275

(f)	Security purchased with the cash proceeds from securities loans.

(g)	Rate shown is the yield to maturity as of the date of purchase.

KEY TO ABBREVIATIONS

ADR	—	American Depositary Receipt
AUD	—	Audtralian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
ILS	—	Israeli Shekel
JPY	—	Japanese Yen
REIT	—	Real Estate Investment Trust
SGD	—	Singapore Dollar

Item 2 – Controls and Procedures

2(a)–     The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b)–     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock EcoSolutions Investment Trust

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock EcoSolutions Investment Trust

Date: September 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock EcoSolutions Investment Trust

Date: September 19, 2008

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock EcoSolutions Investment Trust

Date: September 19, 2008